UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2010 (Unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (96.93%)

Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,688,300	$225,280	(c),(d),(g)
Ansonia CDO Ltd.	1.479% due 10/25/2056 (a)	8,750,000	5,250	(c),(d),(f),(g)
Ansonia CDO Ltd.	0.979% due 10/25/2056 (a)	6,250,000	2,500	(c),(d),(f),(g)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (a)	9,054,108	8,906,816	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	8,398,800	(f)
Banc of America Commercial Mortgage, Inc.	0.598% due 02/10/2051 (a)	249,553,189	4,728,534	(d),(e),(f)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	10,000,000	785,000	(d)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	12,300,000	7,976,550	(d)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (a)	5,425,088	5,661,597	(d)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (a)	2,000,000	1,975,952	(d),(f)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (a)	843,992	880,979	(d)
Citi Group/ Deutsche Bank, Inc.	5.396% due 07/15/2044	8,994,000	9,777,467	(f)
Citi Group/ Deutsche Bank, Inc.	0.897% due 12/11/2049 (a)	40,500,000	1,436,203	(d),(e),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	7,615,000	7,793,342	(d),(f)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (a)	7,323,000	7,667,415	(d)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	10,533,170	(d)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	2,000,000	1,159,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.998% due 09/15/2039	5,000,000	5,068,050	(f)
Credit Suisse Mortgage Capital Certificates	5.998% due 09/15/2039 (a)	16,000,000	208,100	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (a)	4,000,000	14,400	(d)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	19,196,000	15,229,056	(d),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	5,200,000	2,870,920	(d)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	2,508,000	(d),(f)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,314,955	2,383,270
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	2,013,811	(d)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	3,325,000	1,473,972	(d)
CS First Boston Mortgage Securities Corp.	1.274% due 10/15/2039 (a)	96,277,867	1,116,303	(d),(e),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	890,385	(d),(f)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	445,800	(d),(f)
CS First Boston Mortgage Securities Corp.	5.813% due 07/15/2036 (a)	2,000,000	7,000	(d),(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	12,800,000	8,426,120	(c),(d)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (a)	8,200,000	8,174,580	(d)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (a)	2,100,000	2,217,628	(d),(f)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033	1,275,000	1,229,992	(d),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,367,876	597,523	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	345,120	124,567	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	53,595	(c),(d)
DR Structured Finance Corp.	6.660% due 08/15/2010	55,753	39,027	(c),(d)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	3,104,529	(d),(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	2,610,900	(d),(f)
GE Capital Commercial Mortgage Corp.	1.295% due 01/10/2038 (a)	107,342,405	2,560,116	(e),(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,494,722	(d),(f)
GE Capital Commercial Mortgage Corp.	5.515% due 11/10/2045	5,481,000	2,217,613	(d),(f)
GE Capital Commercial Mortgage Corp.	5.410% due 05/10/2043 (a)	2,972,000	180,995	(d),(f)
GE Capital Commercial Mortgage Corp.	5.982% due 12/10/2049 (a)	3,000,000	10,800	(d),(f)
GE Capital Commercial Mortgage Corp.	3.796% due 06/10/2048 (a)	2,200,000	7,480	(d),(f)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	7,835,805	2,027,123	(d)
Greenwich Capital Commercial Funding	0.511% due 03/10/2039 (a)	103,225,451	1,419,660	(d),(e),(f)
GS Mortgage Securities Corp. II	0.893% due 07/10/2039 (a)	134,640,204	1,697,813	(e),(f)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (a)	2,000,000	1,101,600	(d),(f)
GS Mortgage Securities Corp. II	5.701% due 12/20/2049 (a)	5,000,000	1,015,500	(c),(d),(f),(g),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	21,780,000	74,052	(d),(f),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	8,752,000	29,629	(c),(d),(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	7,606,830	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.758% due 05/15/2045	234,153,782	5,992,019	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.636% due 05/15/2047	229,088,627	4,621,794	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.444% due 06/12/2047	303,994,126	4,401,835	(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.563% due 06/12/2041	4,000,000	3,467,506	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.697% due 02/15/2051	145,453,197	2,197,565	(d),(e),(f)

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2010 (Unaudited)

		Principal Amount	Value

J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	1,841,225	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.611% due 08/12/2037 (a)	2,910,000	679,776	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.777% due 05/15/2045 (a)	2,000,000	521,800	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.347% due 08/15/2042 (a)	2,500,000	423,250	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.987% due 05/15/2047 (a)	5,500,000	223,300	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	14,663,301	37,962	(d),(f),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.260% due 02/15/2051 (a)	3,600,000	12,960	(d),(f)
LB Commercial Conduit Mortgage Trust	6.000% due 10/15/2035 (a)	1,855,285	1,857,270
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	6,272,003	(d)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045	5,000,000	5,145,700	(f)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037	4,500,000	4,347,907	(d),(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	5,091,000	4,169,529	(d),(f)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	3,614,707	(d),(f)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	2,333,068	(d),(f)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037 (a)	1,600,000	1,383,200	(d),(f)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	518,100	(d),(f)
LB UBS Commercial Mortgage Trust	6.451% due 07/15/2040 (a)	19,095,000	479,284	(d),(f)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	10,000,000	10,205,084	(d),(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	2,162,370	(d),(f)
Merrill Lynch Mortgage Trust	5.681% due 09/12/2042 (a)	3,200,000	281,600	(d),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	3,107,000	126,144	(d),(f)
Merrill Lynch Mortgage Trust	5.404% due 11/12/2037 (a)	579,000	27,445	(d),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.665% due 09/12/2049	144,276,846	2,649,745	(d),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.818% due 12/12/2049	132,890,528	2,522,621	(d),(e),(f)
Morgan Stanley Capital I	6.075% due 06/11/2049	5,025,000	5,213,136	(f)
Morgan Stanley Capital I	6.010% due 11/15/2030 (a)	3,118,904	3,158,918	(d)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	2,922,500	(d)
Morgan Stanley Capital I	6.120% due 03/15/2031 (a)	202,983	208,879	(f)
Morgan Stanley Reremic Trust	6.002% due 08/12/2045 (a)	12,000,000	10,132,714	(d),(f)
Mortgage Capital Funding, Inc.	7.278% due 06/18/2030	2,750,000	2,695,825	(d),(f)
Prudential Securities Secured Financing	7.016% due 04/15/2013	3,000,000	3,173,970	(f)
Salomon Brothers Mortgage Securities	6.944% due 05/18/2032 (a)	1,000,000	1,062,758	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	15,606,000	7,721,645	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	6,437,821	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048	6,000,000	6,297,420
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	5,807,082	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	4,763,300
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (a)	2,500,000	2,470,768	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (a)	5,189,000	2,428,971	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	8,307,000	2,210,189	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (a)	6,327,000	1,987,943	(d),(f)
Wachovia Bank Commercial Mortgage Trust	0.438% due 04/15/2047 (a)	144,700,403	1,691,490	(d),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	6,089,000	1,332,517	(f)
Wachovia Bank Commercial Mortgage Trust	5.438% due 10/15/2035 (a)	5,000,000	1,172,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (a)	4,036,500	410,108	(d),(f)
Wachovia Bank Commercial Mortgage Trust	6.023% due 12/15/2043 (a)	12,500,000	45,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.482% due 04/15/2042 (a)	1,000,000	40,600	(d),(f)
Wachovia Bank Commercial Mortgage Trust	6.145% due 10/15/2048 (a)	5,000,000	17,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	6.155% due 10/15/2048 (a)	5,000,000	17,000	(d),(f),(h)
Wachovia Bank Commercial Mortgage Trust	5.972% due 04/15/2047 (a)	2,000,000	7,200	(d),(f)

Total Commercial Mortgage-Backed Securities
(Cost $441,098,326)			307,109,339

CORPORATE BOND (0.00%)

Cresent Resources TLB	8.000% due 12/31/2049	8,670	6,856	(c),(d)

Total Corporate Bond
(Cost $32)			6,856

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS July 31, 2010 (Unaudited)

		Principal Amount	Value

UNITED STATES GOVERNMENT OBLIGATION (1.43%)

US Treasury Note	2.125% due 05/31/2015	4,400,000	4,521,687

Total United States Government Obligation
(Cost $4,422,061)			4,521,687

TOTAL SECURITIES (98.36%)
(Cost $445,520,419)(b)			311,637,882

OTHER ASSETS, NET OF LIABILITIES (1.64%)			5,199,884

MEMBERS’ CAPITAL (100.00%)			$316,837,766

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The value of these securities at July 31, 2010 was $151,264,867 or 47.74% of members’ capital.
(b)

The cost for federal income tax purposes was $445,520,419. At July 31, 2010 net unrealized depreciation for all securities based on tax cost was $133,882,537. This consisted of aggregate gross unrealized appreciation for all securities of $22,733,016 and aggregate gross unrealized depreciation for all securities of $156,615,553.

(c)	Illiquid security. At July 31, 2010, illiquid securities in aggregate had a value of $10,525,847 which represented 3.32% of the Master Fund’s members’ capital.
(d)	Fair valued security. At July 31, 2010, the fair valued securities represented 74.87% of the Master Fund’s members’ capital.

The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(e)	Interest-only security. At July 31,2010, interest-only securities in aggregate had a value of $37,035,698 which represented 11.69% of the Master Fund’s members’ capital.
(f)	Variable rate security.
(g)	CDO security. At July 31, 2010, collateralized debt obligations in aggregate had a value of $1,248,530 which represented 0.39% of the Master Fund’s members’ capital.
(h)	Defaulted security.

Torchlight Value Fund Master, LLC (unaudited)
July 31, 2010

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s Investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$49,585,923	$257,523,416	$307,109,339
Corporate Bond	—	—	6,856	6,856
United States Government Obligation	4,521,687	—	—	4,521,687
Total	$4,521,687	$49,585,923	$257,530,272	$311,637,882

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

CMBS
Balance as of 10/31/09	$246,408,419
Realized gain (loss)	(7,750,276)
Change in unrealized appreciation (depreciation)	57,438,353
Net amortization/accretion	796,595
Purchases	30,952,779
Sales	(73,754,005)
Transfers into Level 3	5,822,094
Transfers out of Level 3	(2,383,687)
Balance as of 07/31/10	$257,530,272
Net change in unrealized appreciation/(depreciation) from positions still held at 07/31/10	$38,589,900

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing methodology that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	September 27, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	September 27, 2010

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	September 27, 2010